Schedule of Investments PIMCO Municipal Income Fund II	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 187.7% ¤

MUNICIPAL BONDS & NOTES 187.6%

ALABAMA 7.5%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,235
5.000% due 09/01/2036 (d)	7,000	8,209
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	2,000	2,134
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	18,500	16,970
6.500% due 10/01/2053	18,000	21,304
		56,852

ARIZONA 6.8%

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,565
Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,893
5.250% due 07/01/2041	3,700	4,003
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	15,336
5.000% due 12/01/2037	22,400	28,039
		50,836

CALIFORNIA 15.7%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,330
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,758
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,202
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,533
6.671% due 11/15/2036 (e)	5,000	5,569
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,187
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,500	14,354
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,355	2,602
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	6,140	6,145
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,239
5.500% due 03/01/2040	5,750	5,927
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	4,973
6.750% due 02/01/2038	17,415	17,719
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,040
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,076
6.000% due 08/15/2042	5,690	6,045
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	340	365
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,541
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	1,250	1,361
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,353
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	506
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,583
Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (d)	10,375	11,124

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	4,934
		118,466

COLORADO 2.8%

Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,001
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	2,000	2,157
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,173
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	3,250	3,435
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,043
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	2,085
		20,894

CONNECTICUT 0.3%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,051
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,328
		2,379

DISTRICT OF COLUMBIA 0.5%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.750% due 08/01/2037	4,000	4,000

FLORIDA 8.7%

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,000
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	612
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,865	3,344
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,025
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	175	181
Florida State General Obligation Bonds, Series 2018
4.000% due 07/01/2040 (d)	10,155	11,070
Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	7,000	7,430
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,068
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	5,317
5.000% due 10/01/2043 (d)	12,000	14,152
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	10,427
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	3,590	4,124
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (d)	3,000	3,447
		65,197
GEORGIA 6.1%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,534
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,329
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	7,500	7,593
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	7,000	7,863
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	3,500	3,909
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	20,341
		45,569
ILLINOIS 19.2%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	8,000	8,214
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	4,500	4,690
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,943

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

5.500% due 01/01/2042	1,250	1,350
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,518
5.500% due 01/01/2034	5,200	5,703
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,253
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,356
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,352	1,355
6.750% due 12/01/2032	5,262	5,289
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^(a)	250	56
Illinois Finance Authority Revenue Bonds, Series 2009
7.125% due 11/15/2037	700	705
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,095
Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	6,000	6,172
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	2,800	1,424
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,289
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	2,500	2,743
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,235
5.000% due 05/01/2041	1,500	1,593
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	15,000	16,649
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (d)	12,500	14,172
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	10,000	3,381
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	5,000	1,127
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	8,000	9,233
		144,545

INDIANA 0.3%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	1,042
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,130	1,225
		2,267

IOWA 1.6%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	757	807
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	11,350	11,402
		12,211
KANSAS 0.8%

Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	513
University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	5,500	5,751
		6,264
KENTUCKY 0.1%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,055

LOUISIANA 2.3%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	7,000	7,396
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	798
6.000% due 10/01/2044	1,000	1,066
6.500% due 11/01/2035	450	480
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,204
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	5,000	5,599

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

		17,543

MARYLAND 1.7%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (d)	8,000	8,623
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,511
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,530
		12,664

MASSACHUSETTS 5.2%

Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	9,000	9,752
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,067
7.625% due 10/15/2037	535	544
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,461
5.000% due 01/01/2047	2,500	2,771
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	7,500	8,947
University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (d)	10,000	10,343
		38,885

MICHIGAN 4.3%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)	7,000	7,457
5.000% due 12/01/2031 (d)	2,600	3,093
5.000% due 12/01/2046 (d)	5,100	5,801
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	4,236
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	760	572
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	10,000	10,415
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	25,000	721
		32,295

MINNESOTA 0.6%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,750	3,991
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	404
		4,395

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	41

MISSOURI 1.5%

Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	145	145
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,839
		10,984
NEBRASKA 1.5%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
4.000% due 02/01/2046 (d)	11,350	11,689
		11,689
NEVADA 1.6%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	9,500	9,998
Reno, Nevada Revenue Bonds, Series 2018
0.010% due 07/01/2058 (b)	24,000	1,988
		11,986
NEW HAMPSHIRE 0.3%

New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,045

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

NEW JERSEY 8.5%

Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	948
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	141	5
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,102
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,398
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	2,395	2,505
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,648
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,502
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	2,500	1,417
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,500	1,663
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.250% due 06/15/2043	4,000	4,463
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	5,000	5,900
New Jersey Turnpike Authority Revenue Bonds, Series 2019
4.000% due 01/01/2048	5,000	5,311
5.000% due 01/01/2048	1,500	1,756
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,119
Tobacco Settlement Financing Corp, New Jersey Revenue Bonds, Series 2018
5.250% due 06/01/2046	4,200	4,665
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	19,500	20,729
		64,131

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,085

NEW YORK 25.2%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	35,506
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,238
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042 (d)	10,000	10,545
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	298	49
6.700% due 01/01/2049	825	832
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	7,000	7,488
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	20,000	21,478
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,013
New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	2,250	2,705
New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (d)	15,000	17,408
New York Liberty Development Corp. Revenue Bonds, Series 2005
11.429% due 10/01/2035	(2,500)	0
New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	6,505	8,356
New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,025
5.625% due 07/15/2047	2,500	2,578
6.375% due 07/15/2049	1,250	1,294
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,772
5.750% due 11/15/2051	44,000	48,250
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,250	4,534
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,837
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	8,000	8,517
		189,425
NORTH CAROLINA 0.4%

North Carolina Turnpike Authority Revenue Bonds, Series 2018
4.000% due 01/01/2039	3,000	3,227

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

NORTH DAKOTA 0.5%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,719

OHIO 14.0%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	5,735	5,475
5.875% due 06/01/2047	29,400	28,744
6.250% due 06/01/2037	15,000	15,054
6.500% due 06/01/2047	19,400	19,445
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	20,580	21,504
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,218
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	10,889
		105,329

OKLAHOMA 0.3%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	2,000	2,292

OREGON 0.3%

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,011
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,159
		2,170

PENNSYLVANIA 6.7%

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	7,928
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	511
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	8,888
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	412
6.000% due 07/01/2043	850	896
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 02/15/2043	4,800	5,129
Pennsylvania State University Revenue Bonds, Series 2018
5.000% due 09/01/2043 (d)	5,000	5,944
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	10,871
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,078
5.625% due 07/01/2042	7,000	7,501
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,033
		50,191
PUERTO RICO 2.7%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.010% due 07/01/2046 (b)	15,560	3,366
4.750% due 07/01/2053	5,235	4,977
5.000% due 07/01/2058	9,305	9,217
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.010% due 08/01/2042 (b)	3,300	2,896
		20,456
RHODE ISLAND 4.1%

Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013
4.000% due 09/01/2043 (d)	12,000	12,327
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	18,811
		31,138
SOUTH CAROLINA 1.6%

Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,019

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	10,971
		11,990

TENNESSEE 2.7%

Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (b)	3,975	1,965
5.125% due 12/01/2042	5,000	5,036
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,782
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,054
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,278
Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006
5.000% due 02/01/2027	6,000	6,935
		20,050

TEXAS 20.2%

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,750	1,857
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,528
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	22,740
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (d)	7,500	8,792
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	3,816
5.500% due 10/01/2039	12,700	12,899
Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (d)	10,000	10,242
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	755
4.000% due 08/15/2035 (d)	1,400	1,504
4.000% due 08/15/2036 (d)	1,330	1,422
4.000% due 08/15/2037 (d)	1,620	1,723
4.000% due 08/15/2040 (d)	1,800	1,876
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,027
5.500% due 09/01/2041	1,300	1,420
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,758
5.000% due 01/01/2048	3,500	3,981
North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,150
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042 (d)	10,000	10,221
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	267
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	13,600	14,086
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,126
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	18,015	20,931
Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	6,800	7,000
Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	10,000	10,883
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,089
		152,093
U.S. VIRGIN ISLANDS 0.6%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	4,500	4,320

UTAH 0.4%

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,000	3,185
		3,185
VIRGINIA 2.9%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,005
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	412	36
6.000% due 06/01/2043	1,261	1,245
University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (d)	10,000	10,785

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	8,200	8,771
		21,842

WASHINGTON 2.0%

Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2041 (d)	7,735	8,261
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,321
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	4,750	5,375
		14,957

WEST VIRGINIA 0.8%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,081
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,109
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	2,000	2,129
		6,319

WISCONSIN 4.0%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	4,500	5,440
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	4,221
7.000% due 07/01/2048	1,000	1,114
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046 (d)	15,585	16,209
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	3,000	3,111
		30,095
Total Municipal Bonds & Notes (Cost $1,326,555)		1,412,076

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (f) 0.1%
		939

Total Short-Term Instruments (Cost $939)		939
Total Investments in Securities (Cost $1,327,494)		1,413,015
Total Investments 187.7% (Cost $1,327,494)		$1,413,015
Auction Rate Preferred Shares (39.6)%		(298,275)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.2)%		(69,034)
Other Assets and Liabilities, net (38.9)%		(292,993)
Net Assets Applicable to Common Shareholders 100.0%		$752,713

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$939	U.S. Treasury Notes 2.625% due 07/15/2021	$(958)	$939	$939
Total Repurchase Agreements						$(958)	$939	$939

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$56,852	$0	$56,852
Arizona	0	50,836	0	50,836
California	0	118,466	0	118,466
Colorado	0	20,894	0	20,894
Connecticut	0	2,379	0	2,379
District of Columbia	0	4,000	0	4,000
Florida	0	65,197	0	65,197
Georgia	0	45,569	0	45,569
Illinois	0	144,545	0	144,545
Indiana	0	2,267	0	2,267
Iowa	0	12,211	0	12,211
Kansas	0	6,264	0	6,264
Kentucky	0	1,055	0	1,055
Louisiana	0	17,543	0	17,543
Maryland	0	12,664	0	12,664
Massachusetts	0	38,885	0	38,885
Michigan	0	32,295	0	32,295
Minnesota	0	4,395	0	4,395
Mississippi	0	41	0	41
Missouri	0	10,984	0	10,984
Nebraska	0	11,689	0	11,689
Nevada	0	11,986	0	11,986
New Hampshire	0	2,045	0	2,045
New Jersey	0	64,131	0	64,131
New Mexico	0	2,085	0	2,085
New York	0	189,425	0	189,425
North Carolina	0	3,227	0	3,227
North Dakota	0	3,719	0	3,719
Ohio	0	105,329	0	105,329
Oklahoma	0	2,292	0	2,292
Oregon	0	2,170	0	2,170
Pennsylvania	0	50,191	0	50,191
Puerto Rico	0	20,456	0	20,456
Rhode Island	0	31,138	0	31,138
South Carolina	0	11,990	0	11,990
Tennessee	0	20,050	0	20,050
Texas	0	152,093	0	152,093
U.S. Virgin Islands	0	4,320	0	4,320
Utah	0	3,185	0	3185
Virginia	0	21,842	0	21,842

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

Washington	0	14,957	0	14,957
West Virginia	0	6,319	0	6,319
Wisconsin	0	30,095	0	30,095
Short-Term Instruments
Repurchase Agreements	0	939	0	939

Total Investments	$0	$1,413,015	$0	$1,413,015

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration

Other Abbreviations:
TBA	To-Be-Announced